Concentrations of Risks - Schedule of Customer Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 7,302,763	$ 3,249,921
Concentration risk percentage	20.00%	8.90%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 634,844	$ 2,768,973
Concentration risk percentage	3.30%	20.90%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 5,122,292	$ 5,916,155	$ 2,304,418
Concentration risk percentage	14.00%	16.10%	17.60%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 3,185,760
Concentration risk percentage	8.70%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 3,061,529
Concentration risk percentage	16.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 2,013,648
Concentration risk percentage	5.50%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 1,984,080
Concentration risk percentage	10.40%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 1,570,496
Concentration risk percentage	4.30%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 1,764,786
Concentration risk percentage	9.20%
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount		$ 4,677,343	$ 656,407
Concentration risk percentage		12.80%	5.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount		$ 2,715,963
Concentration risk percentage		20.40%
Customer Concentration Risk [Member] | Customer G [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 357,598	$ 2,879,936	$ 2,145,998
Concentration risk percentage	1.00%	7.90%	16.40%
Customer Concentration Risk [Member] | Customer H [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount		$ 1,679,430
Concentration risk percentage		4.60%
Customer Concentration Risk [Member] | Customer I [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount			$ 1,872,624
Concentration risk percentage			14.30%
Customer Concentration Risk [Member] | Customer J [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount			$ 1,649,313
Concentration risk percentage			12.60%
Customer Concentration Risk [Member] | Customer K [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount			$ 761,268
Concentration risk percentage			5.90%
Customer Concentration Risk [Member] | Customer K [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 413,633	$ 1,006,753
Concentration risk percentage	2.20%	7.60%
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 19,552,557	$ 18,402,785	$ 9,390,028
Concentration risk percentage	53.50%	50.30%	71.80%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 10,621,585	$ 8,742,088
Concentration risk percentage	55.60%	65.80%
Customer Concentration Risk [Member] | Customer L [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 1,507,917	$ 1,343,604
Concentration risk percentage	7.90%	10.10%
Customer Concentration Risk [Member] | Customer M [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 1,254,796
Concentration risk percentage	6.60%
Customer Concentration Risk [Member] | Customer L [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount		$ 906,795
Concentration risk percentage		6.80%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 3,814,108	$ 4,750,572	$ 4,030,149
Concentration risk percentage	14.10%	16.60%	41.50%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 3,464,892
Concentration risk percentage	12.90%
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 2,867,148
Concentration risk percentage	10.60%
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 1,820,598
Concentration risk percentage	6.80%
Supplier Concentration Risk [Member] | Supplier E [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 1,261,080
Concentration risk percentage	4.70%
Supplier Concentration Risk [Member] | Supplier F [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount		$ 6,792,896	$ 649,908
Concentration risk percentage		23.70%	6.70%
Supplier Concentration Risk [Member] | Supplier G [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount		$ 2,748,777
Concentration risk percentage		9.60%
Supplier Concentration Risk [Member] | Supplier H [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 1,003,452	$ 2,570,880
Concentration risk percentage	3.70%	9.00%
Supplier Concentration Risk [Member] | Supplier I [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount		$ 1,682,340
Concentration risk percentage		5.90%
Supplier Concentration Risk [Member] | Supplier J [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount			$ 1,448,492
Concentration risk percentage			14.90%
Supplier Concentration Risk [Member] | Supplier K [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount			$ 728,847
Concentration risk percentage			7.50%
Supplier Concentration Risk [Member] | Supplier L [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount			$ 715,380
Concentration risk percentage			7.40%
Supplier Concentration Risk [Member] | Suppliers [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 14,231,278	$ 18,545,465	$ 7,572,776
Concentration risk percentage	52.80%	64.80%	78.00%